Revenues - Summary of Breakdown of Revenues by Product Line (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 728,993	€ 603,340	€ 1,292,402	€ 1,014,733	€ 1,321,327
Zegna branded products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	425,252	376,182	847,311	636,478	919,545
Thom Browne Group [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	185,166	142,219	263,397	179,490	160,595
Textile [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	68,968	44,478	102,244	87,615	108,513
Third Party Brands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	47,341	32,901	74,957	82,273	91,720
Agnona [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	35	323	1,191	12,389	17,691
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 2,231	€ 7,237	€ 3,302	€ 16,488	€ 23,263